Exhibit 99.1

World Omni Auto Receivables Trust 2016-B

Monthly Servicer Certificate

February 28, 2018

Dates Covered
Collections Period	02/01/18 - 02/28/18
Interest Accrual Period	02/15/18 - 03/14/18
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/18	525,374,393.67	29,684
Yield Supplement Overcollateralization Amount 01/31/18	21,654,954.88	0
Receivables Balance 01/31/18	547,029,348.55	29,684
Principal Payments	18,407,049.96	652
Defaulted Receivables	1,367,077.81	77
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/18	20,593,643.45	0
Pool Balance at 02/28/18	506,661,577.33	28,955

Pool Statistics	$ Amount	# of Accounts
Pool Factor	52.18%
Prepayment ABS Speed	1.30%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	11,038,980.39	559
Past Due 61-90 days	3,624,522.34	178
Past Due 91-120 days	829,180.04	47
Past Due 121+ days	0.00	0
Total	15,492,682.77	784

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.94%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.84%
Delinquency Trigger Occurred	NO

Recoveries	1,015,347.18
Aggregate Net Losses/(Gains) - February 2018	351,730.63
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.77%
Prior Net Losses Ratio	1.77%
Second Prior Net Losses Ratio	2.73%
Third Prior Net Losses Ratio	1.20%
Four Month Average	1.62%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.61%

Overcollateralization Target Amount	22,799,770.98
Actual Overcollateralization	22,799,770.98
Weighted Average APR	3.95%
Weighted Average APR, Yield Adjusted	6.00%
Weighted Average Remaining Term	49.66

Flow of Funds	$ Amount

Collections	21,151,906.88
Investment Earnings on Cash Accounts	34,074.24
Servicing Fee	(455,857.79)
Transfer to Collection Account	0.00
Available Funds	20,730,123.33

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	513,981.00
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	17,870,739.60
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	2,307,904.98
(9)(b) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	20,730,123.33

Servicing Fee	455,857.79
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 02/15/18	501,732,545.95
Principal Paid	17,870,739.60
Note Balance @ 03/15/18	483,861,806.35

Class A-1
Note Balance @ 02/15/18	0.00
Principal Paid	0.00
Note Balance @ 03/15/18	0.00
Note Factor @ 03/15/18	0.0000000%

Class A-2
Note Balance @ 02/15/18	76,242,545.95
Principal Paid	17,870,739.60
Note Balance @ 03/15/18	58,371,806.35
Note Factor @ 03/15/18	18.0159896%

Class A-3
Note Balance @ 02/15/18	324,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/18	324,000,000.00
Note Factor @ 03/15/18	100.0000000%

Class A-4
Note Balance @ 02/15/18	75,480,000.00
Principal Paid	0.00
Note Balance @ 03/15/18	75,480,000.00
Note Factor @ 03/15/18	100.0000000%

Class B
Note Balance @ 02/15/18	26,010,000.00
Principal Paid	0.00
Note Balance @ 03/15/18	26,010,000.00
Note Factor @ 03/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	551,478.75
Total Principal Paid	17,870,739.60
Total Paid	18,422,218.35

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	69,889.00
Principal Paid	17,870,739.60
Total Paid to A-2 Holders	17,940,628.60

Class A-3
Coupon	1.30000%
Interest Paid	351,000.00
Principal Paid	0.00
Total Paid to A-3 Holders	351,000.00

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5857510
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.9813377
Total Distribution Amount	19.5670887

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2157068
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	55.1566037
Total A-2 Distribution Amount	55.3723105

A-3 Interest Distribution Amount	1.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.0833333

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 02/15/18	15,357,382.02
Investment Earnings	13,678.50
Investment Earnings Paid	(13,678.50)
Deposit/(Withdrawal)	2,307,904.98
Balance as of 03/15/18	17,665,287.00
Change	2,307,904.98

Total Reserve Amount	17,665,287.00